Acquisition of PEG Partners, LLC -Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Feb. 28, 2017	Dec. 31, 2018	Dec. 31, 2017
Gain related to the acquisition			$ 27,067
Fair value of the non-controlling interestFair value of the assets acquired and liabilities of non-controlling interest of appraised value		20.00%
Fair value of the assets acquired and liabilities of non-controlling interest of lack of marketability		20.00%
Fair value of the assets acquired and liabilities of non-controlling interest for lack of control		20.00%
Fair value of the assets acquired and liabilities of non-controlling interest in combined effective discount		36.00%
PEG Partners LLC [Member]
Percentage of Voting Interests Acquired	80.00%
Liabilities assumed	$ 12,454
Gain related to the acquisition	13,126
Gross amount of accounts receivable	$ 1,584
Ownership Percentage by Noncontrolling Owners	20.00%